INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2011	2012
Core technology	$477	$482
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	952	962
Image tracing technology	410	410

	3,436	3,451
Less: accumulated amortization
Core technology	(322)	(385)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(603)	(793)
Image tracing technology	(119)	(119)

	(2,641)	(2,894)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(54)	(68)

	$450	$198